Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net loss for the period	$ (6,850,918)	$ (15,462,945)	$ (9,446,454)
Adjustments for non-cash items
Depreciation on right-of-use assets	31,680	2,640	0
Issuance of warrants for claims settlement	0	979,294	0
Interest expenses and accretion	5,907	1,841	148,406
Amortization of transaction costs	0	0	56,512
Issuance of warrants for services	171,631	409,495	0
Loss on termination of Muskrat Dam Project	4,652,894	0	0
Loss (gain) on change in fair value of derivative liabilities	(2,382,180)	246,460	(1,103,839)
Issuance of shares per option agreements	92,443	0	0
Loss on debt settled through the issuance of shares	74,684	0	0
Issuance of shares-for-debt-settlement	0	157,502	0
Premium on flow-through shares	(1,159,632)	0	0
Stock-based compensation	953,845	2,630,249	8,035,506
Foreign exchange loss (gain)	12,235	(812)	(14,000)
Total adjustments for non-cash items	(4,397,411)	(11,036,276)	(2,323,869)
Net change in non-cash working capital items
Sales tax receivable	140,506	112,967	(283,520)
Prepaids and deposits	177,238	66,645	(864,177)
Due from related party	10,287	0	0
Accounts payable and accrued liabilities	272,526	581,531	552,249
Due to related parties	54,528	(23,658)	(179,655)
Cash Flows used in Operating Activities	(3,742,326)	(10,298,791)	(3,098,972)
Financing Activities
Proceeds from issuance of convertible debentures	7,707,292	0	0
Proceeds from issuance of shares on IPO	0	0	34,988,520
Share issuance costs	(215,377)	0	(2,995,448)
Repayment on loan	0	(201,532)	193,636
Proceeds from exercise of warrants	0	31,578	365,114
Payment on redemption of restricted share units	(546,476)	0	0
Payments made on lease deposit	0	(18,367)	0
Lease payments	(35,828)	(2,986)	0
Cash Flows provided by (used in) Financing Activities	6,909,611	(191,307)	32,551,822
Investing Activities
Payments for exploration and evaluation assets	(4,481,208)	(9,461,430)	(5,979,286)
Cash Flows used in Investing Activities	(4,481,208)	(9,461,430)	(5,979,286)
Decrease	(1,313,923)	(19,951,528)	23,473,564
Cash, beginning of year	3,840,880	23,792,408	318,844
Cash, end of year	2,526,957	3,840,880	23,792,408
Supplemental Information
Exploration and evaluation assets in accounts payable	132,859	388,107	485,089
Fair value of agent's warrants issued as share issue costs	$ 139,639	$ 0	$ 0